Goodwill and other intangible assets (Q3)- Additional Information (Details) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended			9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Feb. 29, 2016	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Goodwill [Line Items]
Number of reportable segments | segment						2			2
Amortization of intangible assets			$ 366.1	$ 463.7		$ 1,092.6	$ 1,370.7		$ 1,832.8	$ 1,730.9	$ 1,753.5
Weighted average amortization period of intangible assets subject to amortization						15 years			15 years
Customer-related intangible assets | Minimum
Goodwill [Line Items]
Weighted average amortization period of intangible assets subject to amortization						8 years			10 years
Customer-related intangible assets | Maximum
Goodwill [Line Items]
Weighted average amortization period of intangible assets subject to amortization						20 years			20 years
Trade names
Goodwill [Line Items]
Weighted average amortization period of intangible assets subject to amortization									10 years
Trade names | Minimum
Goodwill [Line Items]
Weighted average amortization period of intangible assets subject to amortization						6 years
Trade names | Maximum
Goodwill [Line Items]
Weighted average amortization period of intangible assets subject to amortization						10 years
Miscellaneous intangible assets
Goodwill [Line Items]
Weighted average amortization period of intangible assets subject to amortization						5 years			5 years
Anthem | Customer contracts
Goodwill [Line Items]
Amortization of intangible assets			$ 55.4	$ 55.4		$ 166.2	$ 145.1		$ 200.5	$ 95.1	$ 112.4
Period of contract						10 years			10 years
Weighted average amortization period of intangible assets subject to amortization	10 years	15 years						10 years
Anthem | Intangible assets, amortization period change | Customer contracts
Goodwill [Line Items]
Amortization of intangible assets	$ 10.5				$ 32.0			$ 105.6	$ 126.7
Weighted average amortization period of intangible assets subject to amortization	5 years